Financial Statement Schedule I (Details 3) (USD $)	Dec. 31, 2013	Dec. 31, 2012
BALANCE SHEETS
Accounts receivable trade, allowance	$ 38,482,827	$ 47,582,217
Common share, par value (in dollars per share)	$ 0.00	$ 0.00
Common shares, shares issued	51,034,343	43,242,426
Common shares, shares outstanding	51,034,343	43,242,426
Parent Company
BALANCE SHEETS
Accounts receivable trade, allowance	$ 5,209,909	$ 8,946,661
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued	51,034,343	43,242,426
Common shares, shares outstanding	51,034,343	43,242,426